SHAREHOLDERS' (DEFICIT) EQUITY - Stock-based Compensation Expense (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Equity [Abstract]
Stock-based compensation expense recognized	$ (300)	$ 1,000
Unrecognized compensation cost	$ 440
Unvested stock options (in shares)	9,453
Weighted-average remaining vesting period	2 years 8 months 12 days